Derivative Financial Instruments (Details) (Non-Hedging Derivative Instruments, USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
PrimeLending
Derivative financial instruments
Net gain (loss) due to changes in the fair value of the derivative instruments	$ (5,900,000)	$ (3,600,000)	$ 32,000,000	$ (5,200,000)	$ 34,000,000	$ 8,200,000
FSC
Derivative financial instruments
Net gain (loss) due to changes in the fair value of the derivative instruments	200,000	3,200,000	3,800,000	6,100,000	5,600,000	11,400,000
Commitments to purchase MBSs
Derivative financial instruments
Notional Amount	165,128,000	416,294,000		416,294,000		236,305,000
Estimated Fair Value	466,000	6,870,000		6,870,000		(109,000)
Commitments to sell MBSs
Derivative financial instruments
Notional Amount	1,586,930,000	2,303,071,000		2,303,071,000		1,645,332,000
Estimated Fair Value	(1,025,000)	(13,847,000)		(13,847,000)		11,383,000
Interest rate lock commitments
Derivative financial instruments
Notional Amount	968,083,000	981,330,000		981,330,000		602,467,000
Estimated Fair Value	15,150,000	28,584,000		28,584,000		12,151,000
Fee Award Option
Derivative financial instruments
Notional Amount	20,432,000	20,432,000		20,432,000		20,432,000
Estimated Fair Value	$ (4,490,000)	$ (6,300,000)		$ (6,300,000)		$ (5,600,000)